Investments in Associates and Joint Ventures - Summarized Financial Information of Associates and Joint Ventures (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of investments in associates and joint ventures [Line Items]
Assets	₩ 99,021,750	₩ 92,298,890
Liabilities	40,829,853	37,584,924
Equity	58,191,897	54,713,966	₩ 47,603,523	₩ 47,763,298
Sales	85,003,616	76,009,201	57,466,678
Net income (loss)	3,585,957	7,175,982	₩ 1,748,492
Domestic [member] | POSCO MITSUBISHI CARBON TECHNOLOGY [member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets	447,604	470,330
Liabilities	175,229	185,622
Equity	272,375	284,708
Sales	252,246	172,441
Net income (loss)	27,628	28,699
Domestic [member] | EQP POSCO Global No1 Natural Resources Private Equity Fund [member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets	9,471	400,339
Liabilities	480	574
Equity	8,991	399,765
Net income (loss)	425,366	5,411
Domestic [member] | Samcheok Blue Power Co.,Ltd. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets	3,515,861	2,301,783
Liabilities	2,885,218	1,620,752
Equity	630,643	681,031
Net income (loss)	(8,447)	(6,226)
Domestic [member] | SNNC [member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets	667,440	628,075
Liabilities	274,801	236,726
Equity	392,639	391,349
Sales	986,557	869,815
Net income (loss)	10,273	75,125
Domestic [member] | QSONE Co.,Ltd. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets	253,078	251,158
Liabilities	80,322	79,042
Equity	172,756	172,116
Sales	18,753	17,962
Net income (loss)	2,840	2,388
Domestic [member] | Chun-cheon Energy Co., Ltd. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets	634,842	616,111
Liabilities	527,190	528,683
Equity	107,652	87,428
Sales	585,610	327,534
Net income (loss)	20,224	(5,424)
Domestic [member] | Western Inland Highway Co Ltd [member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets		305,166
Liabilities		42,052
Equity		263,114
Net income (loss)		(2,137)
Domestic [member] | Daesung Steel [member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets	175,429	176,458
Liabilities	90,126	99,112
Equity	85,303	77,346
Sales	128,401	113,706
Net income (loss)	7,957	11,868
Domestic [member] | Chungju Enterprise City Development Co., Ltd [member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets	24,926	56,418
Liabilities	5,769	21,740
Equity	19,157	34,678
Sales	17,189	45,543
Net income (loss)	(1,521)	6,957
Domestic [member] | PCC Amberstone Private Equity Fund 1 [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets	106,024	105,169
Equity	106,024	105,169
Sales	13,877	11,910
Net income (loss)	12,546	11,110
Domestic [member] | Pocheon-Hwado Highway Corp. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets	366,163	217,888
Liabilities	244,455	95,005
Equity	121,708	122,883
Net income (loss)	(1,175)	(929)
Foreign [member] | Roy Hill Holdings Pty Ltd. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets	9,859,888	9,165,759
Liabilities	2,152,428	2,227,659
Equity	7,707,460	6,938,100
Sales	7,706,908	8,839,084
Net income (loss)	2,542,223	3,740,696
Foreign [member] | POSCO-NPS Niobium LLC [member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets	823,800	787,383
Equity	823,800	787,383
Net income (loss)	49,341	52,451
Foreign [member] | KOBRASCO [member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets	262,724	194,022
Liabilities	57,242	57,430
Equity	205,482	136,592
Sales	147,843	165,224
Net income (loss)	96,534	104,507
Foreign [member] | BX STEEL POSCO Cold Rolled Sheet Co., Ltd. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets	663,509	727,958
Liabilities	245,499	324,222
Equity	418,010	403,736
Sales	1,881,946	2,044,978
Net income (loss)	26,106	25,165
Foreign [member] | DMSA/AMSA [member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets	3,022,659	3,631,856
Liabilities	2,412,377	2,068,847
Equity	610,282	1,563,009
Sales	1,368,730	749,634
Net income (loss)	(54,212)	636,113
Foreign [member] | CSP - Compania Siderurgica do Pecem [member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets	4,422,752	3,777,391
Liabilities	3,678,956	3,542,398
Equity	743,796	234,993
Sales	3,101,132	2,570,010
Net income (loss)	500,082	653,370
Foreign [member] | HBIS-POSCO Automotive Steel Co., Ltd [member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets	712,633	502,645
Liabilities	270,668	261,765
Equity	441,965	240,880
Sales	473,494	482,696
Net income (loss)	(15,515)	3,272
Foreign [member] | South-East Asia Gas Pipeline Company Ltd. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets	1,705,670	1,604,624
Liabilities	546,262	651,751
Equity	1,159,408	952,873
Sales	447,696	439,974
Net income (loss)	200,246	192,322
Foreign [member] | AES-VCM Mong Duong Power Company Limited [member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets	1,701,272	1,677,096
Liabilities	1,019,227	1,084,900
Equity	682,045	592,196
Sales	417,021	366,205
Net income (loss)	151,022	119,863
Foreign [member] | 9404-5515 Quebec Inc.
Disclosure of investments in associates and joint ventures [Line Items]
Assets	1,397,061	1,317,335
Liabilities		3
Equity	1,397,061	1,317,332
Net income (loss)	182,708	173,763
Foreign [member] | FQM Australia Holdings Pty Ltd [member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets	1,458,318	1,348,138
Liabilities	1,131,628	1,021,630
Equity	326,690	326,508
Sales	493,202	243,611
Net income (loss)	(22,768)	(64,143)
Foreign [member] | Nickel mining company SAS [member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets	539,318	475,751
Liabilities	279,291	307,570
Equity	260,027	168,181
Sales	379,922	328,570
Net income (loss)	91,008	31,688
Foreign [member] | KOREA LNG LTD. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets	145,845	157,060
Liabilities	225	357
Equity	145,620	156,703
Sales	107,295	47,843
Net income (loss)	105,135	45,724
Foreign [member] | PT. Wampu Electric Power [member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets	209,815	209,172
Liabilities	129,520	132,917
Equity	80,295	76,255
Sales	21,760	20,288
Net income (loss)	4,115	6,946
Foreign [member] | Zhongyue POSCO (Qinhuangdao) Tinplate Industrial Co., Ltd [member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets		92,850
Liabilities		31,260
Equity		61,590
Sales		174,511
Net income (loss)		5,193
Foreign [member] | POSCO SeAH Steel Wire(Nantong) Co., Ltd. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets	79,116	89,809
Liabilities	45,677	54,517
Equity	33,439	35,292
Sales	136,663	117,461
Net income (loss)	(992)	2,595
Foreign [member] | Zhejiang Huayou Posco Esm Co Ltd [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets	305,740	129,618
Liabilities	57,932	72,965
Equity	247,808	56,653
Sales	45,771	28,488
Net income (loss)	₩ (3,176)	₩ (4,680)